Confirming Payables	12 Months Ended
Dec. 31, 2021
Confirming Payables
Confirming Payables

29	Confirming Payables

Accounting policy

The Company has contracts with some suppliers in which the commercial payment term is 180 days. In these contracts, the suppliers have the option to request a bank to advance the payment of their commercial invoice within 180 days, before the invoice matures. As a result of those contracts between the suppliers and the bank, the commercial terms agreed with the Company do not change. In accordance with the commercial agreement, the supplier communicates to the Company its interest in selling the invoice to the bank, and it is only the supplier who can decide to sell its invoice at any time during the commercial period. With this option, suppliers can improve their working capital position. The bank pays the supplier with an interest discount and the Company assumes part of the interest payment to the supplier.

Applying the concepts of IFRS 9, this transaction maintains its essence as a trade account payable since the Group has not derecognized the original liabilities to which the agreement applies because neither a legal release was obtained, nor the original liability was substantially modified in the execution of the agreement. The Company understands that the 180-day period can be considered common for the sector, as it is a specific product and the 90% of the outstanding balance of the concentrate belongs to these suppliers. The Company, however, understands that the separate presentation of these accounts within Confirming payables is relevant to the understanding of the entity's financial position.

Payments of the principal amounts and interest reimbursements are presented within the operating activities group in the Company's cash flow statement, in accordance with IAS 7.

The total amount of interests paid in the reverse factoring program in 2021 was of USD 1,290 (December 31, 2020: USD 1,234).

As of December 31, 2021, accounts payable of USD 232,860 were included in these contracts (December 31, 2020: USD 145,295; December 31, 2019: USD 82,770).